8. LOSS PER SHARE - Loss Per Share (Details) (Quarterly) (USD $)	12 Months Ended	15 Months Ended	3 Months Ended
	Dec. 31, 2012	Mar. 31, 2014	Mar. 31, 2014 Quarterly Member	Mar. 31, 2013 Quarterly Member
Net Income (Loss)	$ (163,456)	$ (20,752,795)		$ (42,946)
Net income (loss) per share:
Net income (loss) per share - basic and diluted	$ 0.00	$ (0.06)	$ 0.00	$ 0.00
Weighted average common shares outstanding - basic and diluted	335,000,000	356,066,667	416,950,000	335,000,000